BORROWED MONEY (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Maturing within the year ending September 30, Amount
2013			$ 49,000,000
2015		163,900,000
2015			25,000,000
Thereafter		4,000,000
Thereafter			4,000,000
Total FHLB advances		167,900,000	78,000,000
Retail repurchase agreements		33,790,082	35,482,909
Term loan		9,250,000
Total borrowed money		210,940,082	113,482,909
Maturing within the year ending September 30, Weighted Average Interest Rate
2014 (as a percent)			0.24%
2015 (as a percent)		0.62%
2015 (as a percent)			2.70%
Thereafter (as a percent)		5.48%	5.48%
Term loan (as a percent)		2.66%
Total FHLB advances (as a percent)		0.74%	1.30%
Retail repurchase agreement (as a percent)		0.10%	0.10%
Total amount borrowed (as a percent)		0.72%	0.93%
Additional disclosure of advances from the Federal Home Loan Bank
Debt and mortgage-backed securities in U.S. Treasury, pledged to secure retail repurchase agreements		35,200,000	40,200,000
Average balances of amount borrowed		107,900,000	72,000,000
Maximum month-end balances		224,100,000	145,900,000
Average rates paid during the years (as a percent)		1.13%	1.35%
Borrowed money
Amount of preferred stock repurchased from private investors	10,000,000
Parent Company [Member]
Maturing within the year ending September 30, Amount
Term loan		9,250,000
Loan Agreement With First Bank [Member]
Borrowed money
Variable rate basis	LIBOR
Interest rate added to variable rate basis (as a percent)	2.50%
Principal payments
2015		1,000,000
2016		1,375,000
2017		1,500,000
2018		1,500,000
2019		1,687,500
Thereafter		2,187,500
Total		9,250,000
Loan Agreement With First Bank [Member] | Minimum [Member]
Borrowed money
Tier 1 capital to risk-weighted assets (as a percent)		8.00%
Loan Agreement With First Bank [Member] | Maximum [Member]
Borrowed money
Adversely classified assets to Tier 1 capital plus loan loss reserves		50
Secured Debt [Member] | Loan Agreement With First Bank [Member]
Borrowed money
Maximum borrowing capacity	10,000,000
Revolving Credit Facility [Member] | Loan Agreement With First Bank [Member]
Borrowed money
Maximum borrowing capacity	2,000,000
Amount outstanding under facility		$ 0